EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	May 28, 2020	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Allocation of income to additional dividend proposed	R$ 2,195,575
Net income for the year			R$ 4,770,527	R$ 5,001,014	R$ 8,928,258
Allocation to legal reserve			(238,526)	(250,051)
Tax incentives - not distributable			(18,766)	(18,166)
Adjusted net income			4,513,235	4,732,797
Dividend and IOE distributed for the year:			(3,830,000)	(3,588,000)	R$ (4,550,000)
Interest on equity (gross)			(2,630,000)	(2,588,000)
Interim dividends			(1,200,000)	(1,000,000)
Balance of unallocated net income			683,235	1,144,797
Reversal special reserve for modernization and expansion			600,000	1,700,000
Effects of the initial adoption of IFRS 9 and 15, net of taxes in 01.01.18		R$ (138,663)
Unclaimed dividends and interest on equity			99,788	82,898
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes			204,495	(132,120)
Income available to be distributed			1,587,518	2,795,575
Proposal for Distributions: Special reserve for modernization and expansion				600,000
Proposal for Distributions: Additional proposed dividends			1,587,518	2,195,575
Proposed additional dividends - Net income for the year			987,518	495,575
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization			R$ 600,000	R$ 1,700,000
Mandatory minimum dividend - as percentage of adjusted net income			25.00%	25.00%
Mandatory minimum dividend - 25% of adjusted net income			R$ 1,128,309	R$ 1,183,199
Common shares
EQUITY
Dividend and IOE distributed for the year:			R$ (2,482,909)	R$ (1,134,517)
Total proposed for deliberation - per share			R$ 0.940376	R$ 1.219339
Preferred shares
EQUITY
Dividend and IOE distributed for the year:			R$ (1,347,091)	R$ (2,453,483)
Total proposed for deliberation - per share				R$ 1.341273